Information about Segments and Geographic Areas (Revenues by Geographic Area) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 74,989	$ 66,001	$ 55,519
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	34,810	29,482	25,587
United Kingdom
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	7,067	6,483	5,600
Rest of the world
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 33,112	$ 30,036	$ 24,332